UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	4/30/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

ANNUAL REPORT April 30, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Information About the Review and Approval of the Fund’s Management Agreement
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2010. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.19%, Participant Advantage shares produced a yield of 0.05%, Institutional Advantage shares produced a yield of 0.27% and Investor Advantage shares produced a yield of 0.07%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.19%, 0.05%, 0.27% and 0.07%, respectively.2

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began near the start of a sustained economic recov-ery.The rebound was fueled, in part, by the Federal Reserve Board’s (the “Fed”) aggressive monetary policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0.00% and 0.25%. Consequently, money market yields remained near zero percent throughout the reporting period. In addition, the U.S. government attempted to promote liquidity in the short-term credit market with the Temporary Guarantee Program for Money Market Funds, which ended on September 18, 2009.

The U.S. economy contracted at a –0.7% annualized rate during the second quarter of 2009, a much milder decline than the previous quarter. This and other evidence of economic improvement early in the reporting period bolstered investor sentiment that the worst of the economic crisis was behind us.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

Positive news in October included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November saw moderating foreclosure rates, and in December the unemployment rate declined to 10%, and monthly job losses moderated.

U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009.Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January 2010 by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady. However, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Employment improved in April by the largest margin in approximately four years, even as workers returning to the labor market pushed the unemployment rate up to 9.9%. It was also announced during the month that U.S. GDP grew at an estimated 3.2% annualized rate during the first quarter of 2010, a far milder gain than similar stages of most previous recoveries.

Finally, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds, many of which became effective in March 2010. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds maintained weighted maturities that were shorter than historical averages.The fund was no exception, as we set its weighted average maturity roughly in line with industry averages for most of the reporting period.

As the economy recovers, some analysts have begun to anticipate higher short-term interest rates. However, the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued certain market support programs at the end of March. As always, as we look for signs that the Fed is prepared to raise interest rates, we maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 17, 2010
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus) involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Administrative Advantage shares,
Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .74	$ 1.09	$ 1.44	$ 1.39
Ending value (after expenses)	$1,000.70	$1,000.30	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .75	$ 1.10	$ 1.45	$ 1.40
Ending value (after expenses)	$1,024.05	$1,023.70	$1,023.36	$1,023.41

† Expenses are equal to the fund’s annualized expense ratio of .15% for Institutional Advantage, .22% for Administrative
Advantage, .29% for Investor Advantage and .28% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
April 30, 2010

	Principal
Negotiable Bank Certificates of Deposit—40.4%	Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.30%—0.34%, 5/15/10—7/30/10	360,000,000 [a]	360,000,000
Bank of Nova Scotia (Yankee)
0.30%, 8/16/10	550,000,000	550,000,000
Barclays Bank PLC (Yankee)
0.42%—0.70%, 5/12/10—1/18/11	665,000,000	665,000,000
BNP Paribas (Yankee)
0.30%, 7/15/10	1,000,000,000	1,000,000,000
Citibank N.A.
0.21%—0.35%, 5/3/10—8/25/10	1,450,000,000	1,450,000,000
Credit Agricole NA (Yankee)
0.33%, 7/2/10	100,000,000	100,000,000
Credit Industriel et Commercial (London)
0.35%, 5/10/10	900,000,000	900,001,124
Fortis Bank (Yankee)
0.23%—0.25%, 5/10/10—6/10/10	125,000,000	125,000,000
HSBC USA Inc. (London)
0.32%, 8/25/10	400,000,000	400,000,000
ING Bank N.V. (London)
0.23%—0.24%, 5/4/10—5/24/10	750,000,000	750,000,000
Intesa Sanpaolo SpA (Yankee)
1.08%, 5/21/10	150,000,000	150,000,000
Natixis (Yankee)
0.27%—0.34%, 5/5/10—7/7/10	1,150,000,000	1,150,000,000
Rabobank Nederland (Yankee)
0.30%, 5/7/10—7/7/10	700,000,000	700,000,000
Royal Bank of Scotland PLC (Yankee)
0.20%—0.35%, 5/17/10—7/23/10	1,300,000,000	1,300,000,000
Societe Generale (Yankee)
0.30%, 7/14/10	500,000,000	500,000,000
UBS AG (Yankee)
0.32%—0.38%, 7/12/10—8/5/10	1,250,000,000	1,250,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	200,000,000	200,000,000
Westpac Capital Corp.
0.31%, 5/11/10	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $11,800,001,124)		11,800,001,124

	Principal
Commercial Paper—17.7%	Amount ($)	Value ($)
Abbey National North America LLC
0.20%, 5/3/10	700,000,000	699,992,222
Banco Bilbao Vizcaya Argentaria
0.31%—0.34%, 5/5/10—7/9/10	560,000,000	559,779,492
Deutsche Bank Financial LLC
0.20%—0.30%, 5/3/10—8/11/10	1,435,000,000	1,434,236,772
General Electric Capital Corp.
0.19%—0.30%, 5/3/10—8/6/10	1,150,000,000	1,149,564,653
General Electric Capital Services Inc.
0.22%, 6/4/10	100,000,000	99,979,222
NRW Bank
0.24%—0.31%, 5/7/10—7/14/10	720,000,000	719,747,242
Societe Generale N.A. Inc.
0.23%, 5/3/10	500,000,000	499,993,611
Total Commercial Paper
(cost $5,163,293,214)		5,163,293,214

Asset-Backed Commercial Paper—5.3%
Atlantis One Funding Corp.
0.20%, 5/3/10	78,394,000 [b]	78,393,129
CAFCO LLC
0.30%—0.31%, 8/5/10—8/9/10	500,000,000 [b]	499,587,778
CIESCO LLC
0.31%, 8/9/10	100,000,000 [b]	99,913,889
Clipper Receivables Co., LLC
0.25%, 6/29/10	200,000,000 [b]	199,918,056
Gemini Securitization Corp., LLC
0.20%, 5/3/10	561,102,000 [b]	561,095,765
Grampian Funding Ltd.
0.26%, 5/13/10	118,500,000 [b]	118,489,730
Total Asset-Backed Commercial Paper
(cost $1,557,398,347)		1,557,398,347

Corporate Notes—6.2%
Bank of America Securities LLC
0.36%, 5/3/10	635,000,000	635,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Corporate Notes (continued)	Amount ($)	Value ($)
Barclays Bank PLC
0.71%, 5/20/10	675,000,000 [a]	675,000,000
Credit Suisse
0.33%, 5/11/10	500,000,000 [a]	500,000,000
Total Corporate Notes
(cost $1,810,000,000)		1,810,000,000

Short-Term Bank Note—2.7%
Bank of America N.A.
0.31%, 7/6/10—7/12/10
(cost $800,000,000)	800,000,000	800,000,000

U.S. Government Agencies—10.3%
Federal Home Loan Bank
0.30%, 8/19/11	500,000,000 [a]	500,000,000
Federal Home Loan Mortgage Corp.
0.28%, 7/17/10	500,000,000 [a,c]	500,000,000
Federal National Mortgage Association
0.20%, 7/6/10—7/9/10	2,000,000,000 [c]	1,999,249,999
Total U.S. Government Agencies
(cost $2,999,249,999)		2,999,249,999

Time Deposits—14.3%
Allied Irish Banks (Grand Cayman)
0.30%, 5/3/10	500,000,000	500,000,000
Commerzbank AG (Grand Cayman)
0.21%, 5/3/10	1,300,000,000	1,300,000,000
Credit Agricole CIB (Grand Cayman)
0.22%, 5/3/10	500,000,000	500,000,000
KBC Bank N.V. (Grand Cayman)
0.20%, 5/3/10	500,000,000	500,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.21%, 5/3/10	200,000,000	200,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.17%, 5/3/10	1,172,000,000	1,172,000,000
Total Time Deposits
(cost $4,172,000,000)		4,172,000,000

	Principal
Repurchase Agreements—3.1%	Amount ($)	Value ($)
Credit Agricole Securities (USA) Inc.
0.19%, dated 4/30/10, due 5/3/10 in the amount of
$500,007,917 (fully collateralized by $508,060,000
Federal Home Loan Bank, 2.30%, due 9/5/13,
value $510,002,765)	500,000,000	500,000,000
TD Securities (USA) LLC
0.19%, dated 4/30/10, due 5/3/10 in the amount of
$400,006,333 (fully collateralized by $71,750,000
U.S. Treasury Inflation Protected Securities, 3.38%-3.88%,
due 4/15/29-4/15/32, value $117,000,540 and
$279,912,900 U.S. Treasury Notes, 1.13%-4.25%,
due 7/15/10-11/15/14, value $290,999,514)	400,000,000	400,000,000
Total Repurchase Agreements
(cost $900,000,000)		900,000,000

Total Investments (cost $29,201,942,684)	100.0%	29,201,942,684

Cash and Receivables (Net)	.0%	4,862,183

Net Assets	100.0%	29,206,804,867

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $1,557,398,347 or 5.3% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	78.3	Asset-Backed/Multi-Seller Programs	4.0
U.S Government Agencies	10.3	Repurchase Agreements	3.1
Finance	4.3		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	29,201,942,684	29,201,942,684
Interest receivable		10,246,810
		29,212,189,494
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		3,784,131
Cash overdraft due to Custodian		1,566,636
Payable for shares of Beneficial Interest redeemed		33,860
		5,384,627
Net Assets ($)		29,206,804,867
Composition of Net Assets ($):
Paid-in capital		29,206,793,418
Accumulated net realized gain (loss) on investments		11,449
Net Assets ($)		29,206,804,867

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		28,178,302,441
Shares Outstanding		28,178,291,373
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		714,946,010
Shares Outstanding		714,945,740
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		24,160,170
Shares Outstanding		24,160,157
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		289,396,246
Shares Outstanding		289,396,148
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2010

Investment Income ($):
Interest Income	160,329,732
Expenses:
Management fee—Note 2(a)	36,970,123
Administration fee—Note 2(b)	18,485,062
Treasury insurance expense—Note 1(e)	4,826,874
Distribution fees—Note 2(c)	2,229,847
Total Expenses	62,511,906
Less—reduction in expenses due to undertaking—Note 2(a)	(589,263)
Net Expenses	61,922,643
Investment Income—Net	98,407,089
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,149,767
Net Increase in Net Assets Resulting from Operations	99,556,856

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2010	2009
Operations ($):
Investment income—net	98,407,089	744,289,551
Net realized gain (loss) on investments	1,149,767	(161,307)
Net Increase (Decrease) in Net Assets
Resulting from Operations	99,556,856	744,128,244
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(96,226,856)	(724,941,485)
Administrative Advantage Shares	(1,891,815)	(12,294,437)
Investor Advantage Shares	(128,329)	(3,107,512)
Participant Advantage Shares	(160,089)	(3,946,117)
Total Dividends	(98,407,089)	(744,289,551)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	274,652,235,035	336,662,863,984
Administrative Advantage Shares	3,440,106,997	3,791,554,307
Investor Advantage Shares	939,591,593	3,712,747,403
Participant Advantage Shares	655,285,004	1,650,132,476
Dividends reinvested:
Institutional Advantage Shares	44,290,461	332,153,629
Administrative Advantage Shares	937,270	5,881,296
Investor Advantage Shares	90,395	1,996,827
Participant Advantage Shares	100,510	2,475,228
Cost of shares redeemed:
Institutional Advantage Shares	(280,616,752,697)	(343,003,810,968)
Administrative Advantage Shares	(3,274,028,307)	(4,028,274,474)
Investor Advantage Shares	(1,046,978,404)	(3,717,046,641)
Participant Advantage Shares	(742,190,264)	(1,431,494,341)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,947,312,407)	(6,020,821,274)
Total Increase (Decrease) in Net Assets	(5,946,162,640)	(6,020,982,581)
Net Assets ($):
Beginning of Period	35,152,967,507	41,173,950,088
End of Period	29,206,804,867	35,152,967,507

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Institutional Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.020	.047	.052	.038
Distributions:
Dividends from
investment income—net	(.003)	(.020)	(.047)	(.052)	(.038)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.27	2.02	4.81	5.31	3.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.18	.15	.15	.15
Ratio of net expenses
to average net assets	.16	.17	.13	.13	.13
Ratio of net investment income
to average net assets	.27	2.11	4.54	5.20	3.92
Net Assets, end of period
($ x 1,000)	28,178,302	34,097,420	40,106,370	19,632,738	13,272,946

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Administrative Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.046	.051	.037
Distributions:
Dividends from investment income—net	(.002)	(.019)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.19	1.95	4.73	5.24	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	.25	.22	.22	.22
Ratio of net expenses
to average net assets	.23	.24	.20	.20	.20
Ratio of net investment income
to average net assets	.19	2.03	4.63	5.13	3.74
Net Assets, end of period ($ x 1,000)	714,946	547,902	778,735	935,179	568,823

See notes to financial statements.

		Year Ended April 30,
Investor Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.017	.045	.049	.035
Distributions:
Dividends from investment income—net	(.001)	(.017)	(.045)	(.049)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	1.76	4.55	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42	.43	.40	.40	.40
Ratio of net expenses
to average net assets	.39	.42	.38	.38	.38
Ratio of net investment income
to average net assets	.13	1.88	4.36	4.97	3.57
Net Assets, end of period ($ x 1,000)	24,160	131,450	133,758	116,407	35,246

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Participant Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.016	.043	.048	.034
Distributions:
Dividends from investment income—net	(.000)[a]	(.016)	(.043)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05	1.65	4.40	4.90	3.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	.59	.55	.55	.55
Ratio of net expenses
to average net assets	.39	.55	.51	.53	.53
Ratio of net investment income
to average net assets	.05	1.47	3.99	4.82	3.40
Net Assets, end of period ($ x 1,000)	289,396	376,195	155,088	12,011	27

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	29,201,942,684
Level 3—Significant Unobservable Inputs	—
Total	29,201,942,684

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2010 and April 30, 2009 were all ordinary income.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily,is voluntary and not contractual and may be terminated at any time. In addition, Participant Advantage shares have an expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertaking, amounted to $31,674 for Investor Advantage shares and $557,589 for Participant Advantage shares during the period ended April 30, 2010.

On April 14, 2010, the Board approved, subject to shareholder approval, a proposal to amend the fund’s management agreement so that certain operating expenses, currently borne by Dreyfus under the existing unitary fee structure, would be borne by the fund. The shareholder vote is expected to occur on or about July 6, 2010.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the

Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2010, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $702,690, $244,846 and $1,282,311, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,472,048, Rule 12b-1 distribution plan fees $149,171 and administration fees $1,230,547, which are offset against an expense reimbursement currently in effect in the amount of $67,635.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2010

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 92.55% of ordinary income dividends paid during the fiscal year ended April 30, 2010 as qualifying “interest related dividends.”

The Fund	25

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of Dreyfus Institutional Cash Advantage Funds (the “Company”) held on April 14, 2010 (the “April Board Meeting”), the Board approved, subject to the required shareholder approval described herein,the amended Management Agreement (the “Amended Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.The approval at the April Board Meeting was done in part by reference to information provided for and discussions during the July 14-15, 2009 meeting in connection with the Board’s annual evaluation and approval of the continuance of the current Management Agreement (the “Current Agreement”), as well as to information provided at subsequent Board meetings, including the April Board Meeting.

Analysis of Nature, Extent and Quality of Services to be Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding the nature, extent and quality of services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information and that there would be no diminution in the nature, extent and quality of services provided to the fund as a result of the proposed changes. The Manager’s representatives referred to the presentation and reminded the Board members of the discussions about the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutional investors.The Manager’s representatives reminded the Board of the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

The Board members then discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Amended Agreement, noting that no changes to the services currently provided under the Current Agreement and the Administration Agreement were proposed or expected to occur as a result of the change in the fund’s fee and expense structure.The Board concluded that the nature, extent and quality of the services to be provided by the Manager to the fund are adequate and appropriate, and that changing the fund’s fee and expense arrangement from a unitary fee structure to an itemized fee structure and combining under one agreement the services provided by, and the management and administration fees payable to, the Manager would not effect the Manager’s ability to continue to provide services to the fund of the same scope and quality as provided under the Current Agreement and the Administration Agreement.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management and administration fees (the “management/administration fee”) and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management/administration fee rates and total operating expenses.

The Fund	27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members discussed the fund’s management/administration fee (which is the same combined management fee rate to be charged under the Amended Agreement) and expense ratio and reviewed the management/administration fee and total expense ratio as compared to those of the funds included in the Expense Group and Expense Universe.The Board members noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians. The Board members further noted that the fund’s actual and contractual management/administration fees were lower than the Expense Group and Expense Universe medians. Representatives of the Manager advised the Board members that the fund’s expense ratio shown in the comparison included fees (“Program Fees”) paid pursuant to the Treasury Guarantee Program for Money Market Funds (which program and fees were no longer applicable) and that, while it was expected that the expense ratios of a number of the other funds in the Expense Group and Expense Universe likely did as well (with variable effects that may be more or less than the effects on the fund’s expense ratios), the estimated increases in the fund’s expense ratio used in the comparison that would result from approval of the Amended Agreement were lower than the Program Fees reflected in such expense ratios. It was noted that, under the Current Agreement, the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking. Although such undertaking is not contractual and may be terminated at any time, it is expected that, in the current interest rate environment, the Manager would continue to voluntarily waive a portion of its management fee.

Representatives of the Manager also reviewed with the Board members the fees paid to The Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. It was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee under the Amended Agreement.

The Board considered the fees paid to the Manager under the Current Agreement and the Administration Agreement and the fee proposed to be paid to the Manager under the Amended Agreement, and discussed the relationship of the fees paid or proposed to be paid to the Manager in light of the services provided or proposed to be provided.The Board members also discussed the fund’s current unitary fee structure. The Manager’s representatives noted that the management fee proposed to be charged under the Amended Agreement was the same as the combined percentage charged under the Current Agreement and the Administration Agreement, but that the fund’s operating expenses would be itemized and separately charged to the fund under the terms of the Amended Agreement.The Manager’s representatives noted that the amended fee structure is more consistent with most other money market mutual funds advised by the Manager. While the fund’s total expenses will increase, they are not expected to increase materially as a result of these proposed changes and the structure should better allocate the risks and benefits of managing the funds.

The Board also reviewed reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds that were composed of the same funds included in the Expense Group (the “Performance Group”) and to a broader group of funds (the “Performance Universe”). The Board members discussed the results of the comparisons for various periods ended February 28, 2010. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, and the Board concluded that the investment performance of the fund supported approval of the Amended Agreement.

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the effect on profitability (which was expected to be minimal) resulting from the fund bearing expenses currently borne by the Manager pursuant to the Current Agreement. The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fund’s fee under the Amended Agreement bears a reasonable relationship to the mix of services to be provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board members also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the Amended Agreement.The Board concluded that the fee to be paid by the fund to the Manager under the Amended Agreement was reasonable in light of the services to be provided, comparative performance and fee and expense information, costs of the services to be provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Board considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of the Amended Agreement for the fund was in the best interests of the fund and its shareholders.

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund	33

OFFICERS OF THE FUND (Unaudited)

The Fund	35

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Dreyfus
Institutional Cash
Advantage Plus Fund

ANNUAL REPORT April 30, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
24	Proxy Results
25	Information About the Review and Approval of the Fund’s Management Agreement
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Plus Fund covers the 12-month period ended April 30, 2010. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.18%, Participant Advantage shares produced a yield of 0.02%, Institutional Advantage shares produced a yield of 0.24% and Investor Advantage shares produced a yield of 0.06%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.18%, 0.02%, 0.24% and 0.06%, respectively.2

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began near the start of a sustained economic recov-ery.The rebound was fueled, in part, by the Federal Reserve Board’s (the “Fed”) aggressive monetary policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0.00% and 0.25%. Consequently, money market yields remained near zero percent throughout the reporting period. In addition, the U.S. government attempted to promote liquidity in the short-term credit market with the Temporary Guarantee Program for Money Market Funds, which ended on September 18, 2009.

The U.S. economy contracted at a –0.7% annualized rate during the second quarter of 2009, a much milder decline than the previous quarter. This and other evidence of economic improvement early in the reporting period bolstered investor sentiment that the worst of the economic crisis was behind us.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

2

Positive news in October included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November saw moderating foreclosure rates, and in December the unemployment rate declined to 10% and monthly job losses moderated.

U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January 2010 by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady. However, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Employment improved in April by the largest margin in approximately four years, even as workers returning to the labor market pushed the unemployment rate up to 9.9%. It was also announced during the month that U.S. GDP grew at an estimated 3.2% annualized rate during the first quarter of 2010, a far milder gain than similar stages of most previous recoveries.

Finally, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds, many of which became effective in March 2010. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds maintained weighted maturities that were shorter than historical averages.The fund was no exception, as we set its weighted average maturity roughly in line with industry averages for most of the reporting period.

As the economy recovers, some analysts have begun to anticipate higher short-term interest rates. However, the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued certain market support programs at the end of March. As always, as we look for signs that the Fed is prepared to raise interest rates, we maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 17, 2010
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus) involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Administrative Advantage shares,
Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .74	$ 1.09	$ 1.34	$ 1.39
Ending value (after expenses)	$1,000.60	$1,000.30	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .75	$ 1.10	$ 1.35	$ 1.40
Ending value (after expenses)	$1,024.05	$1,023.70	$1,023.46	$1,023.41

† Expenses are equal to the fund’s annualized expense ratio of .15% for Institutional Advantage, .22% for
Administrative Advantage, .27% for Investor Advantage and .28% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
April 30, 2010

	Principal
Negotiable Bank Certificates of Deposit—42.6%	Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria
0.34%, 5/15/10	70,000,000 [a]	70,000,000
Bank of Nova Scotia (Yankee)
0.30%, 8/16/10	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
0.42%, 5/12/10	100,000,000	100,000,000
Credit Agricole NA (Yankee)
0.33%, 7/2/10	100,000,000	100,000,000
Credit Industriel et Commercial (London)
0.35%, 5/10/10	50,000,000	50,000,063
ING Bank N.V. (London)
0.23%, 5/24/10	50,000,000	50,000,000
Royal Bank of Scotland PLC (Yankee)
0.20%, 5/12/10	50,000,000	50,000,000
Societe Generale (Yankee)
0.30%, 7/14/10	75,000,000	75,000,000
UBS AG (Yankee)
0.38%, 7/12/10	100,000,000	100,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $795,000,063)		795,000,063

Commercial Paper—8.1%
Deutsche Bank Financial LLC
0.30%, 8/11/10	50,000,000	49,957,500
General Electric Capital Corp.
0.30%, 8/5/10	100,000,000	99,920,000
Total Commercial Paper
(cost $149,877,500)		149,877,500

Asset-Backed Commercial Paper—14.0%
Atlantis One Funding Corp.
0.20%, 5/3/10	80,000,000 [b]	79,999,111

6

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
CHARTA LLC
0.32%, 7/12/10	100,000,000 [b]	99,936,000
Gemini Securitization Corp., LLC
0.20%, 5/3/10	80,000,000 [b]	79,999,111
Total Asset-Backed Commercial Paper
(cost $259,934,222)		259,934,222

Corporate Note—4.3%
Bank of America Securities LLC
0.36%, 5/3/10
(cost $80,000,000)	80,000,000	80,000,000

U.S. Government Agency—5.4%
Federal National Mortgage Association
0.20%, 7/6/10
(cost $99,963,333)	100,000,000 [c]	99,963,333

Time Deposit—4.3%
Commerzbank AG (Grand Cayman)
0.21%, 5/3/10
(cost $80,000,000)	80,000,000	80,000,000

Repurchase Agreements—21.3%
Barclays Capital, Inc.
0.19%, dated 4/30/10, due 5/3/10 in the
amount of $156,002,470 (fully collateralized by
$158,791,200 U.S. Treasury Notes, 0.88%,
due 1/31/12, value $159,120,095)	156,000,000	156,000,000
Credit Agricole Securities (USA) Inc.
0.19%, dated 4/30/10, due 5/3/10 in the
amount of $80,001,267 (fully collateralized by
$81,655,100 U.S. Treasury Notes, 1.50%-4.63%,
due 12/31/11-11/30/16, value $81,600,077)	80,000,000	80,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.19%, dated 4/30/10, due 5/3/10 in the amount of
$80,001,267 (fully collateralized by $50,815,000
Federal Home Loan Bank, 0.55%, due 4/27/11, value
$50,785,824 and $30,831,000 Federal Home Loan
Mortgage Corp., 0%, due 7/6/10, value $30,818,668)	80,000,000	80,000,000
TD Securities (USA) LLC
0.19%, dated 4/30/10, due 5/3/10 in the
amount of $80,001,267 (fully collateralized by
$81,613,100 U.S. Treasury Notes, 1%,
due 4/30/12, value $81,600,042)	80,000,000	80,000,000
Total Repurchase Agreements
(cost $396,000,000)		396,000,000

Total Investments (cost $1,860,775,118)	100.0%	1,860,775,118

Cash and Receivables (Net)	.0%	343,355

Net Assets	100.0%	1,861,118,473

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $259,934,222 or 14.0% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	58.2	Finance	5.4
Repurchase Agreements	21.3	U.S. Government Agency	5.4
Asset-Backed/
Multi-Seller Programs	9.7		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $396,000,000)—Note 1(b)	1,860,775,118	1,860,775,118
Interest receivable		618,166
		1,861,393,284
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		249,185
Cash overdraft due to Custodian		25,626
		274,811
Net Assets ($)		1,861,118,473
Composition of Net Assets ($):
Paid-in capital		1,861,120,244
Accumulated net realized gain (loss) on investments		(1,771)
Net Assets ($)		1,861,118,473

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		1,857,843,922
Shares Outstanding		1,857,845,693
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		74,317
Shares Outstanding		74,317
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		3,170,635
Shares Outstanding		3,170,635
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		29,599
Shares Outstanding		29,599
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Year Ended April 30, 2010

Investment Income ($):
Interest Income	11,965,646
Expenses:
Management fee—Note 2(a)	2,823,111
Administration fee—Note 2(b)	1,411,555
Treasury insurance expense—Note 1(e)	520,420
Distribution fees—Note 2(c)	4,880
Total Expenses	4,759,966
Less—reduction in expenses due to undertaking—Note 2(a)	(1,249)
Net Expenses	4,758,717
Investment Income—Net, representing net increase
in net assets resulting from operations	7,206,929

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2010	2009
Operations ($):
Investment income—net	7,206,929	66,357,644
Net realized gain (loss) on investments	—	(1,771)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,206,929	66,355,873
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(7,205,428)	(66,335,051)
Administrative Advantage Shares	(117)	(20,597)
Investor Advantage Shares	(1,378)	(1,376)
Participant Advantage Shares	(6)	(1,701)
Total Dividends	(7,206,929)	(66,358,725)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	9,728,253,934	12,576,502,918
Administrative Advantage Shares	25,015	4,980,713
Investor Advantage Shares	3,140,718	2,183,450
Participant Advantage Shares	—	4,858,207
Dividends reinvested:
Institutional Advantage Shares	364,353	2,760,181
Administrative Advantage Shares	116	18,697
Investor Advantage Shares	1,378	1,376
Participant Advantage Shares	6	446
Cost of shares redeemed:
Institutional Advantage Shares	(10,716,526,810)	(13,982,781,926)
Administrative Advantage Shares	(25,776)	(8,490,379)
Investor Advantage Shares	(2,185,691)	—
Participant Advantage Shares	—	(4,858,207)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(986,952,757)	(1,404,824,524)
Total Increase (Decrease) in Net Assets	(986,952,757)	(1,404,827,376)
Net Assets ($):
Beginning of Period	2,848,071,230	4,252,898,606
End of Period	1,861,118,473	2,848,071,230

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Institutional Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.046	.052	.038
Distributions:
Dividends from
investment income—net	(.002)	(.019)	(.046)	(.052)	(.038)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24	1.93	4.74	5.31	3.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.17	.18	.15	.15	.15
Ratio of net expenses
to average net assets	.17	.17	.13	.13	.13
Ratio of net investment income
to average net assets	.26	2.12	4.48	5.19	3.85
Net Assets, end of period
($ x 1,000)	1,857,844	2,845,752	4,249,274	2,140,560	2,409,207

See notes to financial statements.

12

		Year Ended April 30,
Administrative Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.018	.046	.051	.037
Distributions:
Dividends from investment income—net	(.002)	(.018)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18	1.86	4.67	5.24	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.24	.23	.22	.22	.22
Ratio of net expenses
to average net assets	.24	.21	.20	.20	.20
Ratio of net investment income
to average net assets	.17	2.45	4.71	5.06	3.78
Net Assets, end of period ($ x 1,000)	74	75	3,566	5,602	20,009

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Investor Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.017	.044	.048	.035
Distributions:
Dividends from investment income—net	(.001)	(.017)	(.044)	(.048)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	1.68	4.48	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42	.46	.40	.40	.40
Ratio of net expenses
to average net assets	.36	.46	.38	.38	.38
Ratio of net investment income
to average net assets	.07	.46	4.46	4.74	3.60
Net Assets, end of period ($ x 1,000)	3,171	2,214	29	28	27

See notes to financial statements.

14

		Year Ended April 30,
Participant Advantage Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.015	.042	.048	.034
Distributions:
Dividends from investment income—net	(.000)[a]	(.015)	(.042)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	1.53	4.32	4.89	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57	.56	.55	.55	.55
Ratio of net expenses
to average net assets	.39	.55	.53	.53	.53
Ratio of net investment income
to average net assets	.02	2.06	4.23	4.78	3.45
Net Assets, end of period ($ x 1,000)	30	30	29	28	27

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 29,599 Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,860,775,118
Level 3—Significant Unobservable Inputs	—
Total	1,860,775,118

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

18

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,771 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2010 and April 30, 2009 were all ordinary income.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and

20

had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time.The reduction in expenses pursuant to the undertaking, amounted to $1,198 for Investor Advantage shares and $51 for Participant Advantage shares during the period ended April 30, 2010.

On April 14, 2010, the Board approved a proposal to amend the fund’s management agreement so that certain operating expenses, currently borne by Dreyfus under the existing unitary fee structure, would be borne by the fund. The proposal was approved by shareholders at a meeting held on June 24, 2010.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage,

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2010, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $48, $4,714 and $118, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $164,818, Rule 12b-1 distribution plan fees $665 and administration fees $84,045, which are offset against an expense reimbursement currently in effect in the amount of $343.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Plus Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 93.91% of ordinary income dividends paid during the fiscal year ended April 30, 2010 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

Dreyfus Institutional Cash Advantage Plus Fund held a special meeting of shareholders on June 24, 2010.The proposal considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve an amended
Management Agreement between
the Company, on behalf of the
fund, and the Manager	1,707,916,362	0	0

24

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of Dreyfus Institutional Cash Advantage Funds (the “Company”) held on April 14, 2010 (the “April Board Meeting”), the Board approved, subject to the required shareholder approval described herein, the amended Management Agreement (the “Amended Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.The approval at the April Board Meeting was done in part by reference to information provided for and discussions during the July 14-15, 2009 meeting in connection with the Board’s annual evaluation and approval of the continuance of the current Management Agreement (the “Current Agreement”), as well as to information provided at subsequent Board meetings, including the April Board Meeting.

Analysis of Nature, Extent and Quality of Services to be Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding the nature, extent and quality of services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information and that there would be no diminution in the nature, extent and quality of services provided to the fund as a result of the proposed changes.The Manager’s representatives referred to the presentation and reminded the Board members of the discussions about the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutional investors. The Manager’s representatives reminded the Board of the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to

The Fund	25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

The Board members then discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Amended Agreement, noting that no changes to the services currently provided under the Current Agreement and the Administration Agreement were proposed or expected to occur as a result of the change in the fund’s fee and expense structure.The Board concluded that the nature, extent and quality of the services to be provided by the Manager to the fund are adequate and appropriate, and that changing the fund’s fee and expense arrangement from a unitary fee structure to an itemized fee structure and combining under one agreement the services provided by, and the management and administration fees payable to, the Manager would not effect the Manager’s ability to continue to provide services to the fund of the same scope and quality as provided under the Current Agreement and the Administration Agreement.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management and administration fees (the “management/administration fee”) and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management/administration fee rates and total operating expenses.

26

The Board members discussed the fund’s management/administration fee (which is the same combined management fee rate to be charged under the Amended Agreement) and expense ratio and reviewed the management/administration fee and total expense ratio as compared to those of the funds included in the Expense Group and Expense Universe.The Board members noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians. The Board members further noted that, the fund’s contractual management/administration fee was below the Expense Group median, and the actual management/administration fee was fractionally above the Expense Group median and slightly below the Expense Universe median. Representatives of the Manager advised the Board members that the fund’s expense ratio shown in the comparison included fees (“Program Fees”) paid pursuant to the Treasury Guarantee Program for Money Market Funds (which program and fees were no longer applicable) and that, while it was expected that the expense ratios of a number of the other funds in the Expense Group and Expense Universe likely did as well (with variable effects that may be more or less than the effects on the fund’s expense ratios), the estimated increases in the fund’s expense ratio used in the comparison that would result from approval of the Amended Agreement were lower than the Program Fees reflected in such expense ratios. It was noted that, under the Current Agreement, the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking.Although such undertaking is not contractual and may be terminated at any time, it is expected that, in the current interest rate environment, the Manager would continue to voluntarily waive a portion of its management fee.

Representatives of the Manager also reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that

The Fund	27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. It was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee under the Amended Agreement.

The Board considered the fees paid to the Manager under the Current Agreement and the Administration Agreement and the fee proposed to be paid to the Manager under the Amended Agreement, and discussed the relationship of the fees paid or proposed to be paid to the Manager in light of the services provided or proposed to be provided.The Board members also discussed the fund’s current unitary fee structure. The Manager’s representatives noted that the management fee proposed to be charged under the Amended Agreement was the same as the combined percentage charged under the Current Agreement and the Administration Agreement, but that the fund’s operating expenses would be itemized and separately charged to the fund under the terms of the Amended Agreement.The Manager’s representatives noted that the amended fee structure is more consistent with most other money market mutual funds advised by the Manager. While the fund’s total expenses will increase, they are not expected to increase materially as a result of these proposed changes and the structure should better allocate the risks and benefits of managing the funds.

The Board also reviewed reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds that were composed of the same funds included in the Expense Group (the “Performance Group”) and to a broader group of funds (the “Performance Universe”). The Board members discussed the results of the comparisons for various periods ended February 28, 2010. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, and the Board concluded that the investment performance of the fund supported approval of the Amended Agreement.

28

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the effect on profitability (which was expected to be minimal) resulting from the fund bearing expenses currently borne by the Manager pursuant to the Current Agreement. The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fund’s fee under the Amended Agreement bears a reasonable relationship to the mix of services to be provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

was not unreasonable given the services provided.The Board members also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the Amended Agreement.The Board concluded that the fee to be paid by the fund to the Manager under the Amended Agreement was reasonable in light of the services to be provided, comparative performance and fee and expense information, costs of the services to be provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Board considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of the Amended Agreement for the fund was in the best interests of the fund and its shareholders.

30

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

34

The Fund	35

NOTES

For More Information

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,840 in 2009 and $41,840 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,104 in 2009 and $10,764 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,755 in 2009 and $6,227 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $7,912 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $18,957,657 in 2009 and $27,572,994 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)